Certain Financial Statement Caption Information - Summary of Marketable Securities (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	$ 12,825	$ 55,296
Unrealized Gain	10	3
Unrealized Loss		(26)
Fair Value	12,835	55,273
Corporate Debt Securities | Maturity (in years) 1 or Less
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	2,699	10,013
Unrealized Gain	1	1
Unrealized Loss		(4)
Fair Value	2,700	10,010
Corporate Debt Securities | Maturity More Than 1 Year and Less Than 5 Years
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	999	6,293
Unrealized Gain	1	2
Unrealized Loss		(4)
Fair Value	1,000	6,291
Commercial Paper | Maturity (in years) 1 or Less
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	5,481	24,584
Unrealized Gain	4
Unrealized Loss		(8)
Fair Value	5,485	24,576
U.S. Treasury Securities | Maturity (in years) 1 or Less
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost		1,997
Fair Value		1,997
Asset-backed Securities | Maturity (in years) 1 or Less
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	3,646	10,612
Unrealized Gain	4
Unrealized Loss		(8)
Fair Value	$ 3,650	10,604
Asset-backed Securities | Maturity More Than 1 Year and Less Than 5 Years
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost		1,797
Unrealized Loss		(2)
Fair Value		$ 1,795